Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Dec. 31, 2011 Long-term Assets	Jun. 30, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Jun. 30, 2012 Long-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Jun. 30, 2012 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Long-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Bunker Oil Hedge Short-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Jun. 30, 2012 Designated Embedded derivatives Strategic Nickel Short-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Strategic Nickel Long-term Liabilities	Jun. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Jun. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Jun. 30, 2012 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Jun. 30, 2012 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 322	$ 595	$ 60					$ 96	$ 161					$ 96	$ 161					$ 222	$ 429	$ 60					$ 205	$ 410	$ 60									$ 17	$ 19				$ 4	$ 5		$ 4	$ 1		$ 4
Derivative liabilities					$ 142	$ 73	$ 908	$ 663			$ 52	$ 14	$ 20	$ 13			$ 8	$ 20	$ 31	$ 14				$ 90	$ 58	$ 888	$ 663				$ 85	$ 49	$ 793	$ 590	$ 5	$ 4	$ 45	$ 32			$ 50	$ 41	$ 5			$ 1			$ 1